Long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt and Capital Lease Obligations, Total	$ 78,542		$ 66,013
Current portion	(18,955)		(53,025)
Long-term Debt and Capital Lease Obligations, Total	59,587		12,988
Senior revolving financing [Member]
Debt and Capital Lease Obligations, Total	12,101	[1]	13,779	[1]
Other bank financing [Member]
Debt and Capital Lease Obligations, Total	2,646	[2]	403	[2]
Subordinated debenture notes [Member]
Debt and Capital Lease Obligations, Total	46,491	[3]	33,847	[3]
Senior financing [Member]
Debt and Capital Lease Obligations, Total	15,910	[4]	15,941	[4]
Capital lease obligations [Member]
Debt and Capital Lease Obligations, Total	$ 1,394	[5]	$ 2,043	[5]

[1]	The senior revolving financing facility bears interest at the 6-month Euribor plus 2.5% (2.6% as at December 31, 2014) and will be repaid through two principal payments of $6,050 (€5,000) on March 31, 2016 and October 2, 2017. Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior revolving financing.Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2014, the Company is in compliance with all covenants under the financing arrangements.
[2]	December 31, 2014 December 31, 2013 Emer other financing (1) 1,129 247 Prins other financing (2) 1,424 — Other financing 93 156 2,646 403 (1) Emer other financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 2.90% (2013 - 1.01% to 8.00%) and are payable on maturity dates ranging from June 23, 2015 to June 23, 2017. (2) Prins other bank financing consists of a credit facility for maximum borrowings of €2,000. The credit facility bears interest at the 3 month Euribor + 3.5% (3.6% as of December 31, 2014). The credit facility is governed by an accounts receivable list requirement limiting such borrowings to 60% of accepted accounts receivable.
[3]	On September 23, 2011, the Company raised $33,720 (CDN$36,000) through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis (the “Initial Debentures”). The Initial Debentures were unsecured and subordinated to senior indebtedness, matured on September 22, 2014, and bore interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012. The Initial Debentures were redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures were redeemedable at a price equal to $1,100 per $1,000 principal amount. On June 27, 2014, the Company raised $17,797 (CDN$19,000) through the issuance of debentures to Richardson GMP Limited (“RGMP”), formerly Macquarie Private Wealth Inc. on a private placement basis (the “Additional Debentures”). In conjunction with the issuance of the Additional Debentures, the Company amended the terms of the Initial Debentures (the “Amended Initial Debentures”). The Amended Initial Debentures are ranked pari passu with the Additional Debentures and both shall be treated as the same series of debentures (the “New Debentures”) with the same terms. The New Debentures totaling $51,517 (CDN$55,000) are composed of the Additional Debentures $17,797 (CDN$19,000) and the Amended Initial Debentures $33,720 (CDN$36,000). The New Debentures are unsecured and subordinated to senior indebtedness, mature on September 15, 2017, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term. The New Debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures after September 15, 2015 and on or before March 15, 2016. After March 15, 2016 and before maturity, the debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount. The New Debentures contain an extension option that will allow each debenture holder to have the option to extend, a maximum of six times, the maturity date for an additional period of six months provided that greater than CDN$10,000 of the aggregate principal amount of the New Debentures remain outstanding. The Company has performed the assessment of embedded derivatives within the New Debentures and concluded that there is an embedded derivative that requires bifurcation related to the extension option from the New Debentures. The extension option was deemed not clearly and closely related to the New Debentures and is separately accounted for as a standalone derivative. The Company recorded this embedded derivative as a non-current liability on its consolidated balance sheet. At issuance on June 27, 2014, the embedded derivative’s fair value was determined to be $1,169 (CDN$1,249), which was recorded as a reduction to the carrying value of the New Debentures. The Company is accreting the carrying value of the debt to interest expense by using the effective interest method through to the maturity date of the New Debentures. The Company accreted $82 of the embedded derivative discount for the year ended December 31, 2014 (2013 $Nil ). The embedded derivative is subsequently adjusted to fair value at each reporting date, with the associated fair value loss (gain) recorded in interest and other income (loss). The fair value adjustment recorded for the year ended December 31, 2014 was $(1,082) (2013 $Nil). The derivative liability is included in other long term liabilities on the consolidated balance sheets. The Company determined the fair value of the embedded derivative using the Interest Rate Option Pricing Method which incorporated the Black-Karasinski model.
[4]	December 31, 2014 December 31, 2013 Emer Senior Financing (1) $ 9,376 $ 15,941 Prins Senior Financing (2) 3,630 — Prins Senior Mortgage Loan (3) 2,904 — $ 15,910 $ 15,941 (1) The senior financing agreement bears interest at the 6-month Euribor plus 2.5% (2.7% as at December 31, 2014) and is recorded at amortized cost using the effective interest rate method. Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior financing. The senior financing matures in 2017. (2) A total of $7,521 Prins senior financing was assumed on the acquisition of Prins (note 4a). Principal of $3,891 was repaid on December 2, 2014. The senior financing agreement bears interest at the 3-month Euribor plus 3.5% (3.6% as at December 31, 2014). Interest is paid quarterly. The Company has pledged its interest in Prins as a general guarantee for its senior financing. The senior financing matures in 2016. (3) The Prins senior mortgage loan was assumed on the acquisition of Prins (note 4a). The senior mortgage loan bears interest at 3-month Euribor plus 1% (1.1% as at December 31, 2014). Interest is paid quarterly. The Company has pledged its interest in Prins's building as a general guarantee for its senior mortgage loan. The senior mortgage loan matures in 2020. The principal repayment schedule of the senior financings are as follows for the years ended December 31: Emer Senior Financing Prins Senior Financing Prins Senior Mortgage Loan Total 2015 $ 4,020 $ 1,633 $ 363 $ 6,016 2016 4,239 1,997 363 6,599 2017 1,117 — 363 1,480 2018 — — 363 363 2019 and thereafter — — 1,452 1,452 $ 9,376 $ 3,630 $ 2,904 $ 15,910
[5]	The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.07% to 4.93% (2013 - 3.07% to 7.32%). The capital lease obligations require the following minimum annual principal payments during the respective fiscal years: 2015 $ 522 2016 328 2017 327 2018 191 2019 26 $ 1,394